Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Charter Hire Receivable
Amount
December 31, 2020	$236,876
December 31, 2021	172,068
December 31, 2022	142,411
December 31, 2023	106,747
Thereafter	51,698
Total minimum lease revenue, net of address commissions	$709,800